Debt - Schedule of Non-Recourse Debt Obligations of Consolidated Special Purpose Entity Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Long-term Debt	$ 6,815,870
Consolidated Special Purpose Entities
Debt Instrument [Line Items]
Unamortized discount	(101,954)	$ (130,111)
Unamortized deferred financing costs	(7,889)	(4,812)
Total unsecured notes and term loans payable, net	3,199,027	2,831,007
Consolidated Special Purpose Entities | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Long-term Debt	98,080	100,375
Consolidated Special Purpose Entities | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Long-term Debt	$ 3,210,790	2,865,555
Consolidated Special Purpose Entities | Series 2015-1, Class A-2 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	4.17%
Long-term Debt	$ 0	256,951
Consolidated Special Purpose Entities | Series 2016-1, Class A-1 (2016) Due Oct 2026 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	3.96%
Long-term Debt	$ 161,786	166,666
Consolidated Special Purpose Entities | Series 2019-1, Class A-1 Due Nov 2026 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	2.82%
Long-term Debt	$ 76,950	77,360
Consolidated Special Purpose Entities | Series 2019-1, Class A-3 Due Nov 2026 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	3.32%
Long-term Debt	$ 44,601	44,831
Consolidated Special Purpose Entities | Series 2016-1, Class A-2 (2017) Due April 2027 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	4.32%
Long-term Debt	$ 110,869	114,098
Consolidated Special Purpose Entities | Series 2018-1 Class A-2 Due October 2027 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	4.29%
Long-term Debt	$ 206,798	209,079
Consolidated Special Purpose Entities | Series 2018-1 Class A-4 Due October 2027 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	4.74%
Long-term Debt	$ 153,887	155,527
Consolidated Special Purpose Entities | Series 2023-1 Class A-1 Due May 2028 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	6.19%
Long-term Debt	$ 341,531	343,261
Consolidated Special Purpose Entities | Series 2023-1 Class A-2 Due May 2028 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	6.92%
Long-term Debt	$ 179,649	180,559
Consolidated Special Purpose Entities | Series 2021-1, Class A-1 Notes Due June 2028 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	2.12%
Long-term Debt	$ 164,709	165,551
Consolidated Special Purpose Entities | Series 2021-1, Class A-3 Notes Due June 2028 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	2.86%
Long-term Debt	$ 86,997	87,442
Consolidated Special Purpose Entities | Series 2024-1, Class A-1Notes Due Apr. 2029 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	5.69%
Long-term Debt	$ 73,780	74,152
Consolidated Special Purpose Entities | Series 2024-1, Class A-3 Notes Due Apr. 2029 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	5.93%
Long-term Debt	$ 25,387	25,515
Consolidated Special Purpose Entities | Series 2025-1, Class A-1 Notes Due Sep. 2030 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	4.76%
Long-term Debt	$ 107,066
Consolidated Special Purpose Entities | Series 2025-1, Class A-4 Notes Due Sep. 2030 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	4.95%
Long-term Debt	$ 17,778
Consolidated Special Purpose Entities | Series 2024-1, Class A-2 Notes Due Apr. 2031 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	5.70%
Long-term Debt	$ 258,428	259,731
Consolidated Special Purpose Entities | Series 2024-1, Class A-4 Notes Due Apr. 2031 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	5.94%
Long-term Debt	$ 88,655	89,102
Consolidated Special Purpose Entities | Series 2025-1, Class A-2 Notes Due Sep. 2032 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	4.98%
Long-term Debt	$ 267,665
Consolidated Special Purpose Entities | Series 2025-1, Class A-5 Notes Due Sep. 2032 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	5.17%
Long-term Debt	$ 44,444
Consolidated Special Purpose Entities | Series 2021-1, Class A-2 Notes Due June 2033 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	2.96%
Long-term Debt	$ 164,709	165,551
Consolidated Special Purpose Entities | Series 2021.1, Class A.4 Notes Due June 2033 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	3.70%
Long-term Debt	$ 86,997	87,442
Consolidated Special Purpose Entities | Series 2019-1, Class A-2 Due Nov 2034 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	3.65%
Long-term Debt	$ 228,974	230,194
Consolidated Special Purpose Entities | Series 2019-1, Class A-4 Due Nov 2034 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	4.49%
Long-term Debt	$ 131,863	132,543
Consolidated Special Purpose Entities | Series 2025-1, Class A-3 Notes Due Sep. 2035 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	5.19%
Long-term Debt	$ 160,599
Consolidated Special Purpose Entities | Series 2025-1, Class A-6 Notes Due Sep. 2035 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	5.39%
Long-term Debt	$ 26,668
Consolidated Special Purpose Entities | $65,000 note issued June 2016 | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Interest Rate	4.75%
Long-term Debt	$ 53,876	55,313
Consolidated Special Purpose Entities | $41,690 note issued March 2019 | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Interest Rate	4.80%
Long-term Debt	$ 38,585	39,313
Consolidated Special Purpose Entities | $6,350 notes issued March 2019 (assumed in December 2020) | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Interest Rate	4.64%
Long-term Debt	$ 5,619	$ 5,749